Accrued expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses [Abstract]
Accrued expenses	Accrued expenses
Accrued expenses consist of the following (in USD thousands):

	As of December 31,
	2024	2023
Accrued compensation	$10,781	$13,578
Accrued professional fees	1,422	2,612
Accrued inventory purchases	121	340
Accrued IT support	570	613
Accrued legal fees	—	79
Accrued other	323	586
Total	$13,217	$17,808